Note 10 - Capital Structure and Financial Matters - Schedule of Share Capital (Details) kr in Thousands								6 Months Ended
	Feb. 05, 2025 DKK (kr) shares	Jan. 31, 2025 USD ($) shares	Jan. 31, 2025 DKK (kr) shares	Jan. 24, 2025 DKK (kr) shares	Jan. 17, 2025 DKK (kr) shares	Jan. 16, 2025 DKK (kr) shares	Jan. 08, 2025 DKK (kr) shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($)	Jun. 30, 2025 DKK (kr) shares	Jan. 17, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 DKK (kr) shares	Dec. 31, 2023 USD ($)
Statement Line Items [Line Items]
Share capital, shares (in shares)											78,640,556
Share capital | $								$ 6,226,000	$ 1,253,000		$ 78,640,556	$ (1,652,000)		$ (4,729,000)
Capital decrease at January 17, 2025 | $		$ 49,967,012.5						17,828,000	14,182,000
Capital increase at January 24, 2025 (JonesTrading sales agreement) (in shares)		199,868,050	199,868,050		19,660,139
Issued capital [member]
Statement Line Items [Line Items]
Share capital | $		$ 78,332,151.5						11,823,000	8,244,000			$ 10,516,000		$ 5,899,000
Capital decrease at January 17, 2025 | $								$ 1,307,000	$ 2,345,000
Ordinary shares [member] | Issued capital [member]
Statement Line Items [Line Items]
Share capital, shares (in shares)								315,828,608		315,828,608		70,130,556	70,130,556
Share capital | kr										kr 78,957			kr 70,131
Capital increase at January 8, 2025 (exercised warrants) (in shares)	2,500,000				0	2,150,000	6,360,000
Capital increase, exercise of warrants | kr	kr 625					kr 2,150	kr 6,360
Capital decrease at January 17, 2025 | kr				kr 8,705	kr (58,980)
Capital increase at January 24, 2025 (JonesTrading sales agreement) (in shares)				34,820,000
Ordinary shares, issuance one [member] | Issued capital [member]
Statement Line Items [Line Items]
Capital decrease at January 17, 2025 | kr			kr 44,362
Capital increase at January 24, 2025 (JonesTrading sales agreement) (in shares)		177,451,100	177,451,100
Ordinary shares, issuance two [member] | Issued capital [member]
Statement Line Items [Line Items]
Capital decrease at January 17, 2025 | kr			kr 5,604
Capital increase at January 24, 2025 (JonesTrading sales agreement) (in shares)		22,416,952	22,416,952